Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.5%
International Equity Funds - 10.2%
iShares Core MSCI EAFE ETF	24,598	$ 1,649,788
iShares Core MSCI Emerging Markets ETF	5,665	288,178
iShares Global REIT ETF	32,788	815,110

		2,753,076

U.S. Equity Fund - 12.7%
iShares Core S&P 500 ETF	8,450	3,450,220

U.S. Fixed Income Funds - 22.6%
iShares 0-5 Year TIPS Bond ETF	24,288	2,374,152
iShares Core U.S. Aggregate Bond ETF	37,424	3,750,633

		6,124,785

Total Exchange-Traded Funds (Cost $13,655,096)		12,328,081

INVESTMENT COMPANIES - 53.8%
International Equity Funds - 5.2%
Transamerica Emerging Markets Opportunities (A)	35,721	292,914
Transamerica International Focus (A)	69,057	564,196
Transamerica International Stock (A)	55,000	563,755

		1,420,865

International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	152,297	1,363,059

U.S. Equity Funds - 13.8%
Transamerica Large Cap Value (A)	93,963	1,202,727
Transamerica Large Growth (A)	121,016	1,120,604
Transamerica Mid Cap Growth (A)	53,103	405,703

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	38,163	$ 432,768
Transamerica Small Cap Growth (A)	42,932	269,610
Transamerica Small Cap Value (A)	50,364	298,154

		3,729,566

U.S. Fixed Income Funds - 29.8%
Transamerica Bond (A)	753,573	6,186,836
Transamerica High Yield Bond (A)	236,734	1,898,608

		8,085,444

Total Investment Companies (Cost $17,783,676)		14,598,934

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.80% (B), dated 01/31/2023, to be repurchased at $183,378 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $187,143.	$ 183,369	183,369

Total Repurchase Agreement (Cost $183,369)		183,369

Total Investments (Cost $31,622,141)		27,110,384
Net Other Assets (Liabilities) - (0.0)% (C)		(3,581)

Net Assets - 100.0%		$ 27,106,803

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$12,328,081	$—	$—	$12,328,081
Investment Companies	14,598,934	—	—	14,598,934
Repurchase Agreement	—	183,369	—	183,369

Total Investments	$26,927,015	$183,369	$—	$27,110,384

Transamerica Funds	Page 1

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2023	Shares as of January 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,963,855	$58,283	$(155,000)	$(28,477)	$348,175	$6,186,836	753,573	$58,283	$—
Transamerica Emerging Markets Debt	1,283,467	17,927	(90,000)	(18,959)	170,624	1,363,059	152,297	17,927	—
Transamerica Emerging Markets Opportunities	244,207	7,804	(17,000)	(6,666)	64,569	292,914	35,721	7,804	—
Transamerica High Yield Bond	1,909,591	27,384	(100,000)	(17,693)	79,326	1,898,608	236,734	27,384	—
Transamerica International Focus	516,577	9,720	(45,000)	(11,302)	94,201	564,196	69,057	9,720	—
Transamerica International Stock	525,181	13,979	(63,000)	(9,864)	97,459	563,755	55,000	13,979	—
Transamerica Large Cap Value	1,166,349	65,992	(25,000)	(2,942)	(1,672)	1,202,727	93,963	3,977	62,015
Transamerica Large Growth	1,076,776	13,752	—	—	30,076	1,120,604	121,016	—	13,752
Transamerica Mid Cap Growth	371,717	—	—	—	33,986	405,703	53,103	—	—
Transamerica Mid Cap Value Opportunities	397,961	26,110	—	—	8,697	432,768	38,163	4,550	21,560
Transamerica Small Cap Growth	255,981	9,905	—	—	3,724	269,610	42,932	—	9,905
Transamerica Small Cap Value	280,103	48,149	—	—	(30,098)	298,154	50,364	6,245	41,904

Total	$13,991,765	$299,005	$(495,000)	$(95,903)	$899,067	$14,598,934	1,701,923	$149,869	$149,136

(B)	Rate disclosed reflects the yield at January 31, 2023.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2015

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2015 (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3